Description of Business and Summary of Significant Accounting Policies (Details Textual) (USD $)	0 Months Ended	1 Months Ended				9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Sep. 25, 2013	Dec. 28, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Subsequent Event [Member]	Sep. 30, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Sep. 30, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Sep. 30, 2013 Options And Warrants [Member]	Sep. 30, 2013 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Sep. 30, 2013 Furniture and fixtures [Member]	Dec. 31, 2012 Furniture and fixtures [Member]	Sep. 25, 2013 Actinium [Member]	Dec. 28, 2012 Actinium [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of ownership interest to be acquired by company																					93.70%	100.00%
Common Stock issuable in consideration for equity interest acquisition																						99.00%
Common stock shares issued in exchange of equity securities in percentage																						Approximately 99% of the issued and outstanding common stock immediately after the closing of the Share Exchange, par value $0.01 per share, of the Company. The Share Exchange was closed on December 28, 2012.
Common stock, par value per share			$ 0.001	$ 0.001	$ 0.01																	$ 0.01
Estimated useful lives																	Five years	Five years	Seven years	Seven years
Shares received by each API shareholder of Actinium common stock for each API share exchanged		0.333																			0.333
Potentially issuable shares							1,968,829	2,330,134	273,859	9,441,942	5,861,044	12,770,596	13,831,762	1,152,692	3,448,276	2,280,184
Percentage Of Shares Exchanged In Share Exchange Programme						38.00%
Business acquisition number of shares exchanged	1,322,055																				3,970,137